SUBSEQUENT EVENTS (Details) (Subsequent event, Credit facility, Bank of Beijing) In Millions, unless otherwise specified	0 Months Ended
	Mar. 10, 2015	Mar. 10, 2015 USD ($)	Mar. 10, 2015 CNY	Mar. 10, 2015 Trina Xiangshui
SUBSEQUENT EVENTS
Maximum borrowing capacity		$ 106.90	658.00
Maximum drawn down period	364 days
Interest rate as the percentage of the prevailing base lending rate pronounced by PBOC for loans of similar duration	108.00%
Percentage of equity interests in Jiangsu Trina Solar Power Development Co., Ltd. pledged to the loan				100.00%